Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Loss per Share
Schedule of computation of basic and diluted loss per share

	Three months ended		Nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
Basic and diluted loss per share
Net loss	$(5,299,962)	$(4,289,610)	$(14,458,548)	$(12,430,912)
Weighted-average common shares outstanding	3,157,194	648,862	1,708,889	648,862
Net loss per share	$(1.68)	$(6.61)	$(8.46)	$(19.16)

	Years Ended December 31,
	2022	2021
Basic and diluted net loss per share
Net loss	$(17,564,968)	$(6,843,399)
Weighted-average common shares outstanding	12,977,234	8,425,880
Net loss per share	$(1.35)	$(0.81)